Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000027865 | BNY-40168Q403
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000027865 | BNY-01F030629
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000027865 | BNY-01F052623
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027865 | BNY-91282CML2
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027865 | BNY-01F050627
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027865 | BNY-91282CLV1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027865 | BNY-01F022626
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027865 | BNY-91282CNR8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027865 | BNY-912803FY4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027865 | BNY-21H050623
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027865 | Credit Default Swap Agreements Protection PurchasedL
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000027865 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000027865 | Centrally Cleared Interest Rate Swap AgreementsL
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000027865 | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000027865 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000027865 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000125779 | BNY-40168W715
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125779 | BNY-BL4813392
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125779 | BNY-BL3202845
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000125779 | BNY-BL5290020
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000125779 | BNY-BL4842680
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000125779 | BNY-BL4985315
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000125779 | BNY-BL4756336
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000125779 | BNY-BL4939312
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000125779 | BNY-BL5189784
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000125779 | BNY-BL4985299
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000125779 | Mutual Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125779 | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000027854 | BNY-893647BS5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027854 | BNY-415864AM9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027854 | BNY-12598FAC3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000027854 | BNY-390607AF6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027854 | BNY-71677KAC2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027854 | BNY-00175PAD5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027854 | BNY-47232MAF9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027854 | BNY-864486AL9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000027854 | BNY-45074JAA2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027854 | BNY-63155AAA6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027854 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	87.70%
C000027854 | Senior Floating Rate Interests
Holdings [Line Items]
Percent of Net Asset Value	6.00%